NET LOSS PER SHARE - Summary of Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible redeemable preferred shares
Summary of Anti-dilutive Securities
Anti-dilutive securities			110,230,842
Share options and RSUs
Summary of Anti-dilutive Securities
Anti-dilutive securities	2,851,075	930,498